Stock Based Compensation (Details) $ in Millions			12 Months Ended
	Sep. 14, 2018 shares	Dec. 14, 2017 shares	Dec. 31, 2018 USD ($) director	Dec. 31, 2017 director shares	Dec. 31, 2016 director shares
Stock Based Compensation
Newly issued shares to the employees of the Manager of the company				0
Number of directors who elected to receive their compensation in shares | director			0	0	0
Restricted stock
Stock Based Compensation
Shares granted	4,182,832
Restricted stock | Vesting on December 31, 2019
Stock Based Compensation
Vesting period	15 months 15 days
Vesting percentage	50.00%
Restricted stock | Vesting on December 31, 2021
Stock Based Compensation
Vesting period	39 months 15 days
Vesting percentage	50.00%
Common Stock
Stock Based Compensation
Vesting period			0 years
Contractual obligation for any stock to be granted | $			$ 0.0
Shares granted				0
Number of cancelled shares		25,000
Newly issued shares to the employees of the Manager of the company					17,608